Net Revenues - Distribution by Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Distribution of net consolidated revenues by segment
Net revenue	€ 6,063,967	€ 4,933,118	€ 5,340,038
Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	6,063,967	4,933,118	5,340,038
Intersegments
Distribution of net consolidated revenues by segment
Net revenue	(8,948)	(43,245)	(34,095)
Biopharma | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	5,005,382	3,814,983	4,242,502
Diagnostic | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	671,292	779,108	775,889
Bio supplies. | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	146,076	115,811	133,221
Others | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	€ 250,165	€ 266,461	€ 222,521